Income Tax (Income)/ Expense	12 Months Ended
Dec. 31, 2019
Income Tax (Income)/ Expense [Abstract]
INCOME TAX (INCOME)/ EXPENSE
15.	INCOME TAX (INCOME)/ EXPENSE

	Year ended December 31,
	2019	2018	2017
PRC enterprises income tax:
Current tax	256,808	-	-
Deferred tax	185,787	(5,422,119)	(4,598,061)
	442,595	(5,422,119)	(4,598,061)

Hongri Fujian and Anhui Kai Xin subject to the applicable enterprise income tax rate of 25%. As of December 31, 2019, 2018, and 2017, the Company had no unrecognized tax benefits.

France Cock and Vast Billion were incorporated in Hong Kong and subject to Hong Kong profits tax at a tax rate of 16.5%. No provision for Hong Kong profits tax has been made as France Cock and Vast Billion has no taxable income during the reporting period.

Hongri International Holding Limited and Roller Rome were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

The tax charge for the year can be reconciled to the profit per the consolidated statements of comprehensive income as follows:

	Year ended December 31,
	2019	2018	2017
(Loss)/profit before tax	338,185	(23,390,716)	(19,413,657)
Tax calculated at domestic tax rates applicable to profits in PRC (2019, 2018, and 2017: 25%)	84,546	(5,847,679)	(4,853,414)
Tax effect of tax loss of tax exempt entities	358,049	425,560	255,354
Tax charge for the year	442,595	(5,422,119)	(4,598,061)

The following is the analysis of the deferred tax balances for financial reporting purposes:

	2019		2018		2017
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	60,645,730	14,688,829	38,761,131	9,924,944	20,737,366	4,879,652
Bad Debt provisions charged to profit or loss	(1,028,972)	(257,243)	-	-	-	-
Impairment charged to profit or loss			13,507,681	3,376,920	101,256	25,314
Tax loss carried forward			8,376,919	2,094,230	17,922,508	4,480,627
Effect of translation		(304,207)	-	(707,265)	-	539,351
End of the year	59,616,758	14,127,559	60,645,730	14,688,829	38,761,131	9,924,944